ACCRUED EXPENSES AND OTHER CURRENT LIABILITES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Employees and payroll accruals	$ 5,190	$ 8,262
Professional fees	793	600
Non recurring engineering	572	4,800
Government authorities	2,624	648
Other payables	1,939	1,708
Total	$ 11,118	$ 16,018